Federated Ultrashort Bond Fund
A Portfolio of Federated Total Return Series, Inc.
CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)

SUPPLEMENT TO Summary PROSPECTUS DATED NOVEMBER 30, 2012
Effective June 24, 2013:
1. Under the section entitled “ RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS) and Service Shares (SS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agreed to invest in the future, at least $50,000 in certain classes of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 13.
Shareholder Fees (fees paid directly from your investment)	A	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	0.30%	None	0.25%
Other Expenses	0.40%	0.15%[2]	0.39%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.11%	0.56%	1.05%
Fee Waivers and/or Expense Reimbursements[1,3]	0.20%	0.20%	0.24%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.91%	0.36%	0.81%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's IS class, the Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.
2	The IS class of the Fund may incur or charge a shareholder services fee of up to a maximum amount of 0.25%. No such fee is currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such a shareholder services fee until such time as approved by the Fund's Board of Directors (“Directors”).

3	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A , IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 0.35% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2013,; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Directors.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A	$311	$546	$799	$1,525
IS	$57	$179	$313	$701
SS	$107	$334	$579	$1,283
June 24, 2013
Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451780 (6/13)
Federated Ultrashort Bond Fund
A Portfolio of Federated Total Return Series, Inc.
CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2012
Effective June 24, 2013:
1. Under the section entitled “ RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS) and Service Shares (SS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agreed to invest in the future, at least $50,000 in certain classes of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 13.
Shareholder Fees (fees paid directly from your investment)	A	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	0.30%	None	0.25%
Other Expenses	0.40%	0.15%[2]	0.39%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.11%	0.56%	1.05%
Fee Waivers and/or Expense Reimbursements[1,3]	0.20%	0.20%	0.24%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.91%	0.36%	0.81%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's IS class, the Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.
2	The IS class of the Fund may incur or charge a shareholder services fee of up to a maximum amount of 0.25%. No such fee is currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such a shareholder services fee until such time as approved by the Fund's Board of Directors (“Directors”).
3	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A , IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 0.35% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A	$311	$546	$799	$1,525
IS	$57	$179	$313	$701
SS	$107	$334	$579	$1,283
2. Under the section entitled “ Who Manages the Fund,” please replace the introductory sentence under the sub-section, “Advisory Fees,” with the following:
“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.40% of the Fund's average daily net assets.”
3. Under the section entitled “ Payments to Financial Intermediaries,” in the sub-section entitled “Service Fees,” please add the following as the second paragraph:
“Regarding the Fund's Institutional class, the Fund is authorized to accrue, pay and incur Shareholder Services Fees of up to a maximum amount of 0.25%. The Institutional class of the Fund has no present intention of paying, accruing or incurring any Shareholder Services Fees until such time as approved by the Fund's Board.”
4. Under the section entitled, “Appendix A: Hypothetical Investment and Expense Information,” please replace the charts with the following:
FEDERATED ULTRASHORT BOND FUND - A CLASS
ANNUAL EXPENSE RATIO: 1.11%
MAXIMUM FRONT-END SALES CHARGE: 2.00%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$490.00	$10,290.00	$310.90	$10,181.22
2	$10,181.22	$509.06	$10,690.28	$115.21	$10,577.27
3	$10,577.27	$528.86	$11,106.13	$119.69	$10,988.73
4	$10,988.73	$549.44	$11,538.17	$124.35	$11,416.19
5	$11,416.19	$570.81	$11,987.00	$129.18	$11,860.28
6	$11,860.28	$593.01	$12,453.29	$134.21	$12,321.64
7	$12,321.64	$616.08	$12,937.72	$139.43	$12,800.95
8	$12,800.95	$640.05	$13,441.00	$144.85	$13,298.91
9	$13,298.91	$664.95	$13,963.86	$150.49	$13,816.24
10	$13,816.24	$690.81	$14,507.05	$156.34	$14,353.69
Cumulative		$5,853.07		$1,524.65

FEDERATED ULTRASHORT BOND FUND - IS CLASS
ANNUAL EXPENSE RATIO: 0.56%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00
2	$10,444.00	$522.20	$10,966.20	$59.78	$10,907.71
3	$10,907.71	$545.39	$11,453.10	$62.44	$11,392.01
4	$11,392.01	$569.60	$11,961.61	$65.21	$11,897.82
5	$11,897.82	$594.89	$12,492.71	$68.11	$12,426.08
6	$12,426.08	$621.30	$13,047.38	$71.13	$12,977.80
7	$12,977.80	$648.89	$13,626.69	$74.29	$13,554.01
8	$13,554.01	$677.70	$14,231.71	$77.59	$14,155.81
9	$14,155.81	$707.79	$14,863.60	$81.03	$14,784.33
10	$14,784.33	$739.22	$15,523.55	$84.63	$15,440.75
Cumulative		$6,126.98		$701.45
FEDERATED ULTRASHORT BOND FUND - SS CLASS
ANNUAL EXPENSE RATIO: 1.05%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$107.07	$10,395.00
2	$10,395.00	$519.75	$10,914.75	$111.30	$10,805.60
3	$10,805.60	$540.28	$11,345.88	$115.70	$11,232.42
4	$11,232.42	$561.62	$11,794.04	$120.27	$11,676.10
5	$11,676.10	$583.81	$12,259.91	$125.02	$12,137.31
6	$12,137.31	$606.87	$12,744.18	$129.96	$12,616.73
7	$12,616.73	$630.84	$13,247.57	$135.09	$13,115.09
8	$13,115.09	$655.75	$13,770.84	$140.43	$13,633.14
9	$13,633.14	$681.66	$14,314.80	$145.98	$14,171.65
10	$14,171.65	$708.58	$14,880.23	$151.74	$14,731.43
Cumulative		$5,989.16		$1,282.56
June 24, 2013

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451786 (6/13)
Federated Ultrashort Bond Fund
A Portfolio of Federated Total Return Series, Inc.
CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)

SUPPLEMENT TO statement of additional information DATED November 30, 2012
Under the heading entitled “ Who Manages and Provides Services to the Fund?” please add the following as the final paragraph under the sub-heading “Fees Paid by the Fund for Services”:
“Regarding the Fund's Institutional Shares, the Institutional Shares of the Fund currently do not accrue, pay or incur any Shareholder Services Fees, although the Board has approved the Institutional Shares of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board shall approve from time to time. The Institutional Shares of the Fund will not incur or charge such fees until such time as approved by the Fund's Board.”
June 24, 2013

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451779 (6/13)